Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance Sheet Components

4. Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020
Credit card processing reserve	$7,763	$5,854
Prepaid expenses	5,932	3,772
Other current assets	913	865
Prepaid expenses and other current assets	$14,608	$10,491

Property and Equipment, Net

Property and equipment consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020
Capitalized internal-use software	$6,569	$6,167
Computer equipment and servers	866	631
Furniture and fixtures	184	184
Leasehold improvements	114	114
Construction in progress	1,908	1,037
Total property and equipment	9,641	8,133
Accumulated depreciation and amortization	(3,940)	(2,841)
Property and equipment, net	$5,701	$5,292

Depreciation and amortization expense related to property and equipment was $0.5 million and $0.3 million during the three months ended June 30, 2021 and 2020, respectively, and $1.1 million and $0.6 million during the six months ended June 30, 2021 and 2020, respectively.

Other Current Liabilities

Other current liabilities consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020
Accrued sales and marketing expenses	$14,275	$7,204
Accrued compensation	9,496	3,825
End-user liability, net	4,131	2,789
Accrued developer revenue share	1,378	907
Other accrued expenses	6,251	4,893
Other current liabilities	$35,531	$19,618

5. Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Credit card processing reserve	$5,854	$2,650
Prepaid expenses	3,772	2,460
Other current assets	865	4,354
Prepaid expenses and other current assets	$10,491	$9,464

The Company recorded an impairment charge of $3.4 million related to prepaid expenses and other current assets for the year ended December 31, 2020, in connection with a lease agreement for corporate facilities.

Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Capitalized internal-use software	$6,167	$3,554
Computer equipment and servers	631	458
Furniture and fixtures	184	238
Leasehold improvements	114	143
Construction in progress	1,037	519
Total property and equipment	8,133	4,912
Accumulated depreciation and amortization	(2,841)	(1,264)
Property and equipment, net	$5,292	$3,648

Depreciation and amortization expense related to property and equipment was $1.6 million, $0.7 million, and $0.4 million in 2020, 2019, and 2018, respectively.

Other Current Liabilities

Other current liabilities consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Accrued sales and marketing expenses	$7,204	$1,630
Accrued compensation	3,825	2,531
End-user liability, net	2,789	1,418
Accrued developer revenue share	907	540
Other accrued expenses	4,893	1,418
Other current liabilities	$19,618	$7,537